
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment [ ] Amendment Number :
                                               --------
This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SRB Management, L.P.
Address:   300 Crescent Court, Suite 1111
           Dallas, Texas 75201

Form 13F File Number:
                      -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Steven R. Becker
Title:   Member of BC Advisors, L.L.C., general partner of
         SRB Management, L.P.
Phone:   (214) 756-6056

Contact Person: Joseph I. Worsham, II

Signature, Place and Date of Signing:


/s/ Steven R. Becker                Dallas, Texas            February 14, 2007
---------------------------------   [City, State]            [Date]
[Signature]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              43

Form 13F Information Table Value Total:        $103,356
                                          (in thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
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                           FORM 13F Information Table

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
           COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8
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                                  TITLE OF                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER             CLASS          CUSIP    [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
ACCELRYS INC                          COM        00430U103   4200     698,813 SH       SOLE                  698,813
ACACIA RESH CORP                 COMBIMTRX COM   003881208    870   1,100,000 SH       SOLE                1,100,000
ACUSPHERE INC                         COM        00511R870   2225     911,800 SH       SOLE                  911,800
ADEPT TECHNOLOGY INC                COM NEW      006854202   4321     368,995 SH       SOLE                  368,995
AUTHENTIDATE HOLDING CORP             COM        052666104   1003     627,000 SH       SOLE                  627,000
AUTOBYTEL INC                         COM        05275N106   8494   2,426,900 SH       SOLE                2,426,900
CALIPER LIFE SCIENCES INC             COM        130872104   4016     702,151 SH       SOLE                  702,151
CALIPER LIFE SCIENCES INC      *W EXP 08/10/201  130872112    463     275,745 SH       SOLE                  275,745
CALLIDUS SOFTWARE INC                 COM        13123E500   5573     884,630 SH       SOLE                  884,630
CALLWAVE INC                          COM        13126N101   2126     790,461 SH       SOLE                  790,461
CARREKER CORPORATION                  COM        144433109   5248     686,963 SH       SOLE                  686,963
CHEROKEE INTERNATIONAL CORP           COM        164450108   4242   1,052,500 SH       SOLE                1,052,500
CORGI INTL LTD                   SPONSORED ADR   21872Q103   2353     348,003 SH       SOLE                  348,003
DESIGN WITHIN REACH INC               COM        250557105    146      29,661 SH       SOLE                   29,661
EDIETS COM INC                        COM        280597105   2487     640,900 SH       SOLE                  640,900
EMRISE CORPORATION                    COM        29246J101    111     104,250 SH       SOLE                  104,250
ENCISION INC                          COM        29254Q104    655     198,500 SH       SOLE                  198,500
GENE LOGIC INC                        COM        368689105   1025     665,649 SH       SOLE                  665,649
INVENTURE GROUP INC                   COM        461214108   3947   1,610,889 SH       SOLE                1,610,889
KINTERA INC                           COM        49720P506   2181   1,746,143 SH       SOLE                1,746,143
LEXICON GENETICS INC                  COM        528872104    993     275,000 SH       SOLE                  275,000
MIVA INC                              COM        55311R108   1828     540,900 SH       SOLE                  540,900
MONTEREY GOURMET FOODS INC            COM        612570101   2213     505,156 SH       SOLE                  505,156
NMS COMMUNICATIONS CORP               COM        629248105   3682   1,796,070 SH       SOLE                1,796,070
NORTH AMER SCIENTIFIC INC             COM        65715D100   1377   1,197,850 SH       SOLE                1,197,850
OMEGA PROTEIN CORP                    COM        68210P107   2124     382,708 SH       SOLE                  382,708
PANACOS PHARMACEUTICALS INC           COM        69811Q106    549     137,000 SH       SOLE                  137,000
PEERLESS SYS CORP                     COM        705536100    377     138,500 SH       SOLE                  138,500
PFSWEB INC                            COM        717098107    877     796,929 SH       SOLE                  796,929
PHOENIX TECHNOLOGIES LTD              COM        719153108   2235     496,734 SH       SOLE                  496,734
PIXELWORKS INC                        COM        72581M107   2010     877,900 SH       SOLE                  877,900
PIZZA INN                             COM        725848105    896     476,502 SH       SOLE                  476,502
PLATO LEARNING INC                    COM        72764Y100   1695     313,255 SH       SOLE                  313,255
QUOVADX                               COM        74913K106   4256   1,509,362 SH       SOLE                1,509,362
RAMTRON INTL CORP                   COM NEW      751907304   1417     380,005 SH       SOLE                  380,005
STRATEGIC DIAGNOSTICS INC             COM        862700101   7799   2,063,296 SH       SOLE                2,063,296
TRANSGENOMIC                          COM        89365K206   2346   5,214,106 SH       SOLE                5,214,106
VARSITY GROUP INC                     COM        922281100   1137     642,400 SH       SOLE                  642,400
VICAL INC                             COM        925602104   4152     645,695 SH       SOLE                  645,695
WILSON LEATHER EXPERTS INC            COM        972463103    468     229,500 SH       SOLE                  229,500
WJ COMMUNICATIONS INC                 COM        929284107   1722   1,097,064 SH       SOLE                1,097,064
WORLD HEART CORP                    COM NEW      980905202   2520   6,000,000 SH       SOLE                6,000,000
ZILA INC                         COM PAR $0.01   989513205    997     571,429 SH       SOLE                  571,429